Leases - Current and Noncurrent Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Current lease liability	$ 16,857	$ 19,547
Current lease liabilities - related parties	15,039	10,628
Non-current lease liability	43,248	54,439
Non-current lease liabilities - related parties	32,918	42,634
Total	$ 108,062	$ 127,248